Principal associates - Summary information for joint ventures and associates that are not individually material to the group (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [Line Items]
Profit after tax		$ 22,575	$ 10,400	$ 6,972
Other comprehensive income		(1,270)	2,584	346
Total comprehensive income for the year	[1]	21,305	12,984	$ 7,318
Associates
Disclosure of associates [Line Items]
Carrying value of Group's interest		700	708
Profit after tax		(22)	0
Other comprehensive income		(5)	(5)
Total comprehensive income for the year		$ (27)	$ (5)

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.